Note 1 - Description of the Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Description of the Business and Liquidity

MRI Interventions, Inc. (the “Company”) is a medical device company focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging (“MRI”) guidance while performing minimally invasive surgical procedures. The Company was incorporated in the state of Delaware in March 1998. The Company’s principal executive office is located in Memphis, Tennessee, and the Company’s principal operations are located in Irvine, California. The Company established MRI Interventions (Canada) Inc., a wholly-owned subsidiary incorporated in Canada, in August 2013. This subsidiary was established primarily for the purpose of performing software development and its activities are reflected in these condensed consolidated financial statements.

The Company’s ClearPoint system, an integrated system comprised of reusable and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. The Company received 510(k) clearance from the U.S. Food and Drug Administration (“FDA”) in 2010 to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate under development that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite.

Liquidity and Management’s Plans

The cumulative net loss from the Company’s inception through September 30, 2014 was $75,362,522. Net cash used in operations was $5,256,287 for the nine months ended September 30, 2014 and $7,777,931 for the year ended December 31, 2013. Since inception, the Company has financed its activities principally from the sale of equity securities, the issuance of notes payable and license arrangements.

The Company’s primary financing activities during the nine months ended September 30, 2014 and the year ended December 31, 2013 were:

●	a March 2014 private offering (see Note 5), which resulted in net proceeds of $3,503,314; and

●	a January 2013 equity private placement, which resulted in net proceeds of $9,829,014.

In addition, in March 2014, the Company completed a transaction with Boston Scientific Corporation and certain of its affiliates (collectively “Boston Scientific”) that resulted in the cancellation of $4,338,601 in related party convertible notes payable held by Boston Scientific which were scheduled to mature in 2014 (see Note 4).

The Company believes its cash and cash equivalents at September 30, 2014 of $1,894,681, combined with cash expected to be generated from product sales, will be sufficient to meet its anticipated cash requirements into the first quarter of 2015. The Company is pursuing and evaluating opportunities to secure additional funding. These opportunities could involve the sale of equity or debt securities, entering into an agreement with a strategic partner, or some other form of collaborative relationship.

These consolidated condensed financial statements have been prepared with the assumption that the Company will continue as a going concern and will be able to realize its assets and discharge its liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the inability of the Company to continue as a going concern. The Company may not be able to secure sufficient funding on commercially reasonable terms, if at all, through the sale of equity or debt securities to continue operations, and the Company may not be able to timely enter into a strategic or other collaborative relationship on commercially reasonable terms, if at all, to continue operations. The sale of additional equity or convertible debt securities would result in dilution, which could be significant, to the Company’s current stockholders.

1.     Description of the Business and Liquidity

MRI Interventions, Inc. (the “Company”) is a medical device company focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures. The Company was incorporated in the State of Delaware on March 12, 1998. The Company’s principal executive office is located in Memphis, Tennessee, and the Company’s principal operations are located in Irvine, California. The Company established MRI Interventions (Canada) Inc., a wholly-owned subsidiary incorporated in Canada, in August 2013. This subsidiary was established primarily for the purpose of performing software development, and there was minimal activity in this new subsidiary during 2013.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. The Company received 510(k) clearance from the Food and Drug Administration (“FDA”) in 2010 to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate under development that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5 and 12) with affiliates of Boston Scientific Corporation (“Boston Scientific”), pursuant to which Boston Scientific may incorporate certain of the Company’s MRI-safety technologies into Boston Scientific’s implantable leads for cardiac and neurological applications.

In December 2011, the Company filed a Form 10 registration statement with the Securities and Exchange Commission (“SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Such Form 10 registration statement became effective on February 27, 2012. As a result, the Company became a public reporting company subject to the periodic reporting requirements of the Exchange Act.

Liquidity and Management’s Plans

For the years ended December 31, 2013 and 2012, the Company incurred net losses of $7,086,274 and $5,877,718, respectively, and the cumulative net loss since the Company’s inception through December 31, 2013 was $72,752,602. The Company expects such losses to continue through at least the year ending December 31, 2014 as the Company continues to commercialize its ClearPoint system and pursue research and development activities. Net cash used in operations was $7,777,931 and $7,433,816 for the years ended December 31, 2013 and 2012, respectively. Since inception, the Company has financed its activities principally from the sale of equity securities, the issuance of convertible notes and license arrangements.

The Company’s primary financing activities during the years ended December 31, 2013 and 2012 were:

●	a January 2013 equity private placement, which resulted in net proceeds of $9,829,014;

●	a July 2012 equity private placement, which resulted in net proceeds of $5,516,495; and

●	a unit offering the Company completed in February 2012, which resulted in net proceeds of $4,946,560, $3,424,950 of which were received in 2012 and $1,521,610 of which were received in 2011.

In March 2014, the Company conducted a private offering (see Note 12) in which it sold securities, consisting of non-convertible notes payable and common stock warrants, for net proceeds of approximately $3,400,000. In addition, in March 2014 the Company completed a transaction with Boston Scientific that resulted in the cancellation of $4,338,601 in related party convertible notes payable which were scheduled to mature in 2014 (see Note 12). While the Company expects to continue to use cash in operations, the Company believes its cash and cash equivalents at December 31, 2013 of $3,516,244, combined with the net proceeds from the March 2014 private offering and cash expected to be generated from product sales, will be sufficient to meet its anticipated cash requirements through at least March 2015.

During 2014, the Company expects to increase revenues from sales of ClearPoint system products as a result of the additions the Company made in 2013 to its sales and clinical support team. If necessary, certain planned expenditures, including expenditures related to research and development projects, sponsored research, public and investor relations efforts, planned hires, and patent filings, could be deferred or forgone if the Company believes it is necessary to do so in order to fund operations. In addition, if necessary, the Company could implement restrictions on non-essential travel, put in place a salary deferral program for certain employees, reduce utilization of outside professional service providers and implement a reduction in the Company's workforce.

To the extent the Company’s available cash and cash equivalents are insufficient to satisfy its long-term operating requirements, the Company will need to seek additional sources of funds, from the sale of equity or debt securities or through a credit facility, or the Company will need to modify its current business plan. There can be no assurances that the Company will be able to obtain additional financing on commercially reasonable terms, if at all. The sale of additional equity or convertible debt securities would likely result in dilution to the Company’s current stockholders.